Muzinich Low Duration Fund
Schedule of Investments
September 30, 2024 (Unaudited)

CORPORATE BONDS - 89.8%		Par	Value
Aerospace/Defense - 0.3%
TransDigm Inc, 6.38%, 03/01/2029 (a)		3,200,000	$3,310,173
Agency - 0.5%
Airport Authority, 4.88%, 01/12/2026		2,000,000	2,021,764
Istituto per il Credito Sportivo, 5.25%, 10/31/2025	EUR	2,800,000	3,175,013
			5,196,777
Airlines - 1.6%
Air France-KLM
7.25%, 05/31/2026	EUR	2,000,000	2,350,432
4.63%, 05/23/2029	EUR	2,000,000	2,266,656
American Airlines Inc/AAdvantage Loyalty IP Ltd, 5.50%, 04/20/2026 (a)		1,834,583	1,833,429
Cathay Pacific MTN Financing HK Ltd, 4.88%, 08/17/2026		2,440,000	2,446,099
Delta Air Lines Inc, 7.00%, 05/01/2025 (a)		1,110,000	1,121,788
Delta Air Lines Inc / SkyMiles IP Ltd, 4.50%, 10/20/2025 (a)		983,059	977,370
Finnair Oyj, 4.75%, 05/24/2029	EUR	1,500,000	1,678,177
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/2027(a)		728,750	738,370
Singapore Airlines Ltd, 3.00%, 07/20/2026		1,100,000	1,075,857
Wizz Air Finance Co BV, 1.00%, 01/19/2026	EUR	3,725,000	3,958,541
			18,446,719
Automotive & Auto Parts - 8.6%
Benteler International AG, 9.38%, 05/15/2028	EUR	1,400,000	1,607,043
Cie Plastic Omnium SE, 4.88%, 03/13/2029	EUR	1,700,000	1,891,164
Clarios Global LP / Clarios US Finance Co, 4.38%, 05/15/2026	EUR	1,500,000	1,666,868
Ford Motor Credit Co LLC
3.38%, 11/13/2025		5,351,000	5,250,348
6.95%, 06/10/2026		3,000,000	3,089,370
5.80%, 03/05/2027		2,000,000	2,036,499
4.87%, 08/03/2027	EUR	2,500,000	2,876,916
4.45%, 02/14/2030	EUR	3,000,000	3,389,817
Forvia SE
7.25%, 06/15/2026	EUR	379,000	437,187
2.75%, 02/15/2027	EUR	1,100,000	1,177,848
5.13%, 06/15/2029	EUR	750,000	832,966
5.50%, 06/15/2031	EUR	2,325,000	2,570,285
General Motors Financial Co Inc
4.35%, 04/09/2025		1,170,000	1,165,951
5.40%, 04/06/2026		3,000,000	3,037,066
5.80%, 06/23/2028		2,000,000	2,074,610
Genuine Parts Co, 1.75%, 02/01/2025		200,000	197,876
Harley-Davidson Financial Services Inc, 6.50%, 03/10/2028 (a)		1,500,000	1,565,405
Hyundai Capital America
5.80%, 06/26/2025		3,000,000	3,022,544
6.00%, 07/11/2025 (a)		3,500,000	3,536,005
5.30%, 03/19/2027 (a)		1,000,000	1,021,196
5.30%, 01/08/2029 (a)		1,825,000	1,875,142
IHO Verwaltungs GmbH
3.75% (includes 4.50% PIK), 09/15/2026	EUR	1,600,000	1,778,594
8.75% (includes 9.50% PIK), 05/15/2028	EUR	2,250,000	2,634,868
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025 (a)		1,100,000	1,098,748
4.50%, 07/15/2028	EUR	6,625,000	7,432,010
Kia Corp
2.38%, 02/14/2025		1,990,000	1,972,640
3.25%, 04/21/2026		1,200,000	1,180,253
1.75%, 10/16/2026		3,000,000	2,847,547
LKQ Corp, 5.75%, 06/15/2028		460,000	477,353
Mahle GmbH, 6.50%, 05/02/2031	EUR	1,550,000	1,677,290
Mercedes-Benz Finance North America LLC, 4.95%, 03/30/2025 (a)		550,000	550,212
Nissan Motor Acceptance Co LLC, 6.95%, 09/15/2026		1,000,000	1,033,823
Nissan Motor Co Ltd
3.52%, 09/17/2025 (a)		4,784,000	4,705,630
2.65%, 03/17/2026	EUR	700,000	770,160
Porsche Automobil Holding SE, 3.75%, 09/27/2029	EUR	2,575,000	2,886,620
RCI Banque SA
4.63%, 07/13/2026	EUR	4,500,000	5,103,314
3.75%, 10/04/2027	EUR	5,575,000	6,275,288
TI Automotive Finance PLC, 3.75%, 04/15/2029	EUR	2,500,000	2,672,667
Toyota Motor Credit Corp, 3.00%, 04/01/2025		3,000,000	2,976,549
Valeo SE, 5.38%, 05/28/2027	EUR	3,600,000	4,135,047
ZF Europe Finance BV
2.50%, 10/23/2027	EUR	800,000	831,591
4.75%, 01/31/2029	EUR	1,000,000	1,081,881
			98,444,191
Banking - 20.0%
Abanca Corp Bancaria SA
5.50% to 05/18/2025 then 1 yr. Swap Rate EUR + 2.25%, 05/18/2026	EUR	2,500,000	2,816,761
8.38% to 09/23/2028 then 5 yr. Swap Rate EUR + 5.25%, 09/23/2033	EUR	3,600,000	4,536,818
AIB Group PLC, 2.88% to 05/30/2026 then 5 yr. Swap Rate EUR + 3.30%, 05/30/2031	EUR	7,100,000	7,802,575
Australia & New Zealand Banking Group Ltd, 2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030 (a)		2,700,000	2,653,108
Banco BPM SPA, 4.88% to 01/17/2029 then 3 mo. EURIBOR + 2.35%, 01/17/2030	EUR	3,350,000	3,923,576
Banco Comercial Portugues SA, 3.87% to 03/27/2025 then 5 yr. Swap Rate EUR + 4.23%, 03/27/2030	EUR	600,000	664,906
Banco de Credito Social Cooperativo SA, 7.50% to 09/14/2028 then EURIBOR ICE Swap Rate + 4.27%, 09/14/2029	EUR	4,100,000	5,199,962
Banco de Sabadell SA, 2.50% to 04/15/2026 then 5 yr. Swap Rate EUR + 2.95%, 04/15/2031	EUR	900,000	986,646
Banco Santander SA
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027		800,000	757,910
2.25% to 10/04/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.65%, 10/04/2032	GBP	2,100,000	2,554,390
Bank of America Corp
4.00%, 01/22/2025		1,100,000	1,096,774
4.83% to 07/22/2025 then SOFR + 1.75%, 07/22/2026		1,945,000	1,946,433
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028		900,000	901,307
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028		1,500,000	1,459,126
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029		5,000,000	5,260,496
Bank of Ireland Group PLC
4.88% to 07/16/2027 then 1 yr. Swap Rate EUR + 2.05%, 07/16/2028	EUR	1,650,000	1,925,484
1.38% to 08/11/2026 then 5 yr. Swap Rate EUR + 1.65%, 08/11/2031	EUR	4,960,000	5,329,293
7.59% to 12/06/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.70%, 12/06/2032	GBP	1,100,000	1,539,429
Barclays PLC
7.33% to 11/02/2025 then 1 yr. CMT Rate + 3.05%, 11/02/2026		3,500,000	3,592,353
5.83% to 05/09/2026 then SOFR + 2.21%, 05/09/2027		1,400,000	1,426,663
1.13% to 03/22/2026 then 5 yr. Swap Rate EUR + 1.55%, 03/22/2031	EUR	1,100,000	1,179,370
BNP Paribas SA
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028		3,000,000	2,879,557
2.38% to 11/20/2025 then 5 yr. Swap Rate EUR + 1.85%, 11/20/2030	EUR	1,600,000	1,754,488
2.50% to 03/31/2027 then 5 yr. Swap Rate EUR + 1.60%, 03/31/2032	EUR	1,500,000	1,620,462
BPCE SA
4.50%, 03/15/2025 (a)		6,200,000	6,167,773
1.50% to 01/13/2027 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042	EUR	2,200,000	2,322,503
CaixaBank SA
6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027 (a)		1,150,000	1,196,179
5.67% to 03/15/2029 then SOFR + 1.78%, 03/15/2030 (a)		2,575,000	2,673,394
2.25% to 04/17/2025 then 5 yr. Swap Rate EUR + 1.68%, 04/17/2030	EUR	1,500,000	1,652,538
6.25% to 02/23/2028 then 5 yr. Swap Rate EUR + 3.55%, 02/23/2033	EUR	1,800,000	2,155,612
6.88% to 10/25/2028 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.70%, 10/25/2033	GBP	1,500,000	2,080,194
Ceska sporitelna AS
6.69% to 11/14/2024 then 3 mo. EURIBOR + 3.70%, 11/14/2025	EUR	1,200,000	1,340,625
5.94% to 06/29/2026 then 3 mo. EURIBOR + 2.40%, 06/29/2027	EUR	1,700,000	1,962,666
5.74% to 03/08/2027 then 3 mo. EURIBOR + 2.35%, 03/08/2028	EUR	1,600,000	1,858,334
Commerzbank AG
4.00% to 12/05/2025 then 5 yr. Swap Rate EUR + 4.35%, 12/05/2030	EUR	5,600,000	6,231,029
1.38% to 12/29/2026 then 5 yr. Swap Rate EUR + 1.73%, 12/29/2031	EUR	2,100,000	2,224,966
4.88% to 10/16/2029 then 5 yr. Swap Rate EUR + 2.15%, 10/16/2034	EUR	1,600,000	1,836,294
Commonwealth Bank of Australia, 1.94% to 10/03/2024 then 5 yr. Swap Rate EUR + 1.45%, 10/03/2029	EUR	900,000	1,001,835
Credit Agricole SA
1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026 (a)		5,500,000	5,383,731
4.63% to 09/11/2027 then SOFR + 1.00%, 09/11/2028 (a)		1,100,000	1,104,880
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (a)		850,000	824,692
1.38% to 02/12/2025 then 5 yr. Swap Rate EUR + 1.70%, 02/12/2030	EUR	1,500,000	1,654,662
1.50% to 09/02/2025 then 5 yr. Swap Rate EUR + 1.90%, 09/02/2030	EUR	3,200,000	3,498,957
1.00% to 05/15/2026 then 5 yr. Swap Rate EUR + 1.40%, 05/15/2031	EUR	2,000,000	2,151,288
Deutsche Bank AG
1.00% to 11/19/2024 then 3 mo. EURIBOR + 1.60%, 11/19/2025	EUR	200,000	221,882
6.12% to 07/14/2025 then SOFR + 3.19%, 07/14/2026		2,500,000	2,520,274
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027		2,700,000	2,810,910
4.00% to 07/12/2027 then 3 mo. EURIBOR + 0.95%, 07/12/2028	EUR	2,400,000	2,726,592
4.00% to 06/24/2027 then 5 yr. Swap Rate EUR + 3.30%, 06/24/2032	EUR	3,100,000	3,448,807
Eurobank SA, 4.00% to 09/24/2029 then 1 yr. Swap Rate EUR + 1.80%, 09/24/2030	EUR	1,475,000	1,653,346
Hamburg Commercial Bank AG
0.50% to 09/22/2025 then 3 mo. EURIBOR + 0.90%, 09/22/2026	EUR	2,300,000	2,477,904
4.50%, 07/24/2028	EUR	2,100,000	2,390,136
HSBC Holdings PLC
6.36% to 11/16/2027 then 5 yr. Swap Rate EUR + 3.30%, 11/16/2032	EUR	6,000,000	7,217,220
4.60% to 03/22/2030 then 5 yr. Swap Rate EUR + 1.85%, 03/22/2035	EUR	1,420,000	1,635,554
Ibercaja Banco SA, 2.75% to 07/23/2025 then 5 yr. Swap Rate EUR + 2.88%, 07/23/2030	EUR	2,500,000	2,744,953
ING Groep NV, 1.00% to 11/13/2025 then 5 yr. Swap Rate EUR + 1.20%, 11/13/2030	EUR	2,000,000	2,159,023
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (a)		2,800,000	2,902,203
La Banque Postale SA, 0.88% to 01/26/2026 then 5 yr. Swap Rate EUR + 1.38%, 01/26/2031	EUR	3,100,000	3,332,903
Landsbankinn HF, 0.38%, 05/23/2025	EUR	138,000	150,399
Lloyds Banking Group PLC, 5.99% to 08/07/2026 then 1 yr. CMT Rate + 1.48%, 08/07/2027		5,500,000	5,646,564
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027		200,000	203,572
3.75% to 11/01/2024 then 5 yr. CMT Rate + 2.10%, 11/01/2029		2,325,000	2,321,492
3.62% to 08/14/2025 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.55%, 08/14/2030	GBP	1,800,000	2,374,626
1.04% to 09/14/2027 then 5 yr. Swap Rate EUR + 1.27%, 09/14/2032	EUR	2,200,000	2,280,815
NBK SPC Ltd, 1.63% to 09/15/2026 then SOFR + 1.05%, 09/15/2027		750,000	707,802
Nova Ljubljanska Banka dd, 7.13% to 06/27/2026 then 1 yr. Swap Rate EUR + 3.61%, 06/27/2027	EUR	1,100,000	1,297,402
Permanent TSB Group Holdings PLC, 6.63% to 04/25/2027 then EURIBOR ICE Swap Rate + 3.50%, 04/25/2028	EUR	4,425,000	5,293,400
QNB Finance Ltd, 6.54% (SOFR + 1.20%), 04/02/2029		4,300,000	4,325,800
Santander UK Group Holdings PLC, 7.10% to 11/16/2026 then BPSWS1 + 2.87%, 11/16/2027	GBP	1,000,000	1,390,324
SNB Funding Ltd, 2.75%, 10/02/2024		2,000,000	1,999,084
Societe Generale SA
2.23% to 01/21/2025 then 1 yr. CMT Rate + 1.05%, 01/21/2026 (a)		2,500,000	2,476,427
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (a)		1,000,000	958,177
1.00% to 11/24/2025 then 5 yr. Swap Rate EUR + 1.55%, 11/24/2030	EUR	6,200,000	6,669,812
1.13% to 06/30/2026 then 5 yr. Swap Rate EUR + 1.60%, 06/30/2031	EUR	2,200,000	2,335,642
Standard Chartered PLC
6.17% to 01/09/2026 then 1 yr. CMT Rate + 2.05%, 01/09/2027		4,690,000	4,772,796
7.13% (SOFR + 2.03%), 02/08/2028		1,600,000	1,638,418
6.24% (SOFR + 1.17%), 05/14/2028		900,000	901,845
3.52% to 02/12/2025 then 5 yr. CMT Rate + 1.85%, 02/12/2030		1,400,000	1,388,536
2.50% to 09/09/2025 then 5 yr. Swap Rate EUR + 2.80%, 09/09/2030	EUR	6,905,000	7,608,928
Tatra Banka as, 4.97% to 04/29/2029 then 3 mo. EURIBOR + 2.10%, 04/29/2030	EUR	1,000,000	1,162,243
Tatra Banka AS, 5.95% to 02/17/2025 then 3 mo. EURIBOR + 2.65%, 02/17/2026	EUR	900,000	1,009,946
Unicaja Banco SA, 6.50% to 09/11/2027 then 1 yr. Swap Rate EUR + 3.25%, 09/11/2028	EUR	1,100,000	1,322,950
UniCredit SPA
2.73% to 01/15/2027 then 5 yr. Swap Rate EUR + 2.80%, 01/15/2032	EUR	1,600,000	1,744,476
5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032 (a)		3,600,000	3,622,401
Virgin Money UK PLC, 5.13% to 12/11/2025 then UK Government Bonds 5 Year Note Generic Bid Yield + 5.25%, 12/11/2030	GBP	4,350,000	5,778,070
Volksbank Wien AG, 5.75% to 06/21/2029 then 5 yr. Swap Rate EUR + 3.10%, 06/21/2034	EUR	1,400,000	1,597,802
Westpac Banking Corp, 2.89% to 02/04/2025 then 5 yr. CMT Rate + 1.35%, 02/04/2030		5,245,000	5,200,586
			229,552,081
Broadcasting - 1.8%
Netflix Inc
4.88%, 04/15/2028		3,000,000	3,072,986
4.88%, 06/15/2030 (a)		700,000	722,120
Nexstar Media Inc, 4.75%, 11/01/2028 (a)		1,400,000	1,336,479
Pinewood Finance Co Ltd, 3.25%, 09/30/2025	GBP	500,000	658,345
Pinewood Finco PLC, 6.00%, 03/27/2030	GBP	2,075,000	2,789,002
TEGNA Inc, 4.63%, 03/15/2028		1,400,000	1,341,159
Univision Communications Inc
6.63%, 06/01/2027 (a)		1,275,000	1,280,789
8.00%, 08/15/2028 (a)		2,800,000	2,865,352
Warnermedia Holdings Inc
3.64%, 03/15/2025		4,968,000	4,934,741
3.76%, 03/15/2027		1,100,000	1,063,589
			20,064,562
Building Materials - 0.7%
HT Troplast GmbH, 9.38%, 07/15/2028	EUR	1,800,000	2,071,488
James Hardie International Finance DAC
3.63%, 10/01/2026	EUR	2,655,000	2,942,488
5.00%, 01/15/2028 (a)		922,000	913,559
Standard Industries Inc, 2.25%, 11/21/2026	EUR	2,000,000	2,153,910
			8,081,445
Cable/Satellite TV - 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp
5.50%, 05/01/2026 (a)		3,250,000	3,246,221
5.38%, 06/01/2029 (a)		6,200,000	5,977,641
Directv Financing LLC / Directv Financing Co-Obligor Inc, 5.88%, 08/15/2027 (a)		2,650,000	2,604,863
			11,828,725
Capital Goods - 2.0%
CK Hutchison International 24 Ltd, 5.38%, 04/26/2029		8,000,000	8,378,869
Daimler Truck Finance North America LLC, 1.63%, 12/13/2024 (a)		2,475,000	2,456,023
Esab Corp, 6.25%, 04/15/2029 (a)		800,000	822,714
Ingersoll Rand Inc, 5.40%, 08/14/2028		1,475,000	1,537,190
Regal Rexnord Corp, 6.05%, 02/15/2026		4,640,000	4,713,356
Traton Finance Luxembourg SA
4.13%, 11/22/2025	EUR	800,000	897,736
5.63%, 01/16/2029	GBP	2,800,000	3,761,651
			22,567,539
Chemicals - 2.2%
Azelis Finance NV, 4.75%, 09/25/2029	EUR	1,075,000	1,218,806
Celanese US Holdings LLC
6.17%, 07/15/2027		2,000,000	2,072,130
6.35%, 11/15/2028		1,950,000	2,058,746
INEOS Finance PLC
2.88%, 05/01/2026	EUR	3,900,000	4,277,541
6.63%, 05/15/2028	EUR	1,775,000	2,049,887
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/2026	EUR	2,400,000	2,663,216
International Flavors & Fragrances Inc
1.23%, 10/01/2025 (a)		1,600,000	1,544,836
1.83%, 10/15/2027 (a)		505,000	467,792
2.30%, 11/01/2030 (a)		1,600,000	1,400,685
Nutrien Ltd, 5.90%, 11/07/2024		2,000,000	2,001,008
Orbia Advance Corp SAB de CV, 4.00%, 10/04/2027		1,020,000	992,338
Sinochem Offshore Capital Co Ltd, 1.50%, 11/24/2024		4,500,000	4,476,152
			25,223,137
Consumer-Products - 0.6%
Coty Inc, 4.50%, 05/15/2027	EUR	1,150,000	1,303,858
Haleon UK Capital PLC, 3.13%, 03/24/2025		4,370,000	4,331,899
Kimberly-Clark de Mexico SAB de CV, 3.25%, 03/12/2025		1,791,000	1,775,248
			7,411,005
Containers - 0.4%
Amcor Flexibles North America Inc, 4.00%, 05/17/2025		850,000	845,154
Berry Global Inc, 5.50%, 04/15/2028		350,000	358,782
OI European Group BV, 5.25%, 06/01/2029	EUR	1,725,000	1,964,553
ProGroup AG, 5.13%, 04/15/2029	EUR	1,200,000	1,311,333
			4,479,822
Diversified Financial Services - 10.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024		857,000	854,618
2.45%, 10/29/2026		2,039,000	1,958,587
6.10%, 01/15/2027		800,000	828,414
6.45%, 04/15/2027		2,181,000	2,284,928
Air Lease Corp
2.88%, 01/15/2026		4,364,000	4,275,622
2.20%, 01/15/2027		2,560,000	2,437,841
AIR Lease Corp Sukuk Ltd, 5.85%, 04/01/2028		1,025,000	1,055,530
Aircastle Ltd, 5.25%, 08/11/2025 (a)		4,430,000	4,433,734
Ares Capital Corp
4.25%, 03/01/2025		1,525,000	1,518,519
3.25%, 07/15/2025		200,000	197,057
7.00%, 01/15/2027		3,875,000	4,033,704
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)		1,500,000	1,498,807
4.13%, 08/01/2025 (a)		1,000,000	993,660
3.50%, 11/01/2027 (a)		4,500,000	4,341,640
Avolon Holdings Funding Ltd
5.50%, 01/15/2026 (a)		2,130,000	2,141,537
4.25%, 04/15/2026 (a)		1,425,000	1,410,668
AXA Logistics Europe Master SCA, 0.38%, 11/15/2026	EUR	575,000	603,970
Blackstone Private Credit Fund
7.05%, 09/29/2025		500,000	509,618
2.63%, 12/15/2026		1,500,000	1,418,715
3.25%, 03/15/2027		1,500,000	1,429,706
Blue Owl Capital Corp
4.00%, 03/30/2025		2,705,000	2,685,526
3.75%, 07/22/2025		1,115,000	1,101,753
3.40%, 07/15/2026		2,000,000	1,936,738
Blue Owl Credit Income Corp, 7.75%, 09/16/2027		475,000	500,460
BOC Aviation Ltd, 6.69% (3 mo. LIBOR US + 1.30%), 05/21/2025 (b)		3,000,000	3,015,386
CA Auto Bank SPA, 6.00%, 12/06/2026	GBP	4,250,000	5,782,530
DAE Funding LLC
2.63%, 03/20/2025		3,700,000	3,660,576
2.63%, 03/20/2025 (a)		1,492,000	1,476,103
DAE Sukuk Difc Ltd, 3.75%, 02/15/2026		280,000	275,943
Encore Capital Group Inc
4.88%, 10/15/2025	EUR	1,750,000	1,954,920
5.38%, 02/15/2026	GBP	775,000	1,033,547
Fiserv Inc, 5.38%, 08/21/2028		800,000	831,009
Goldman Sachs Bank USA, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027		650,000	660,623
Goldman Sachs Group Inc, 5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026		2,500,000	2,522,495
GTCR W-2 Merger Sub LLC / GTCR W Dutch Finance Sub BV, 8.50%, 01/15/2031	GBP	625,000	906,297
Hyundai Card Co Ltd, 5.75%, 04/24/2029		860,000	896,191
Icahn Enterprises LP / Icahn Enterprises Finance Corp, 5.25%, 05/15/2027		5,900,000	5,658,848
India Vehicle Finance, 5.85%, 03/25/2029		2,630,000	2,612,073
Jerrold Finco PLC, 5.25%, 01/15/2027	GBP	1,900,000	2,506,869
Macquarie Bank Ltd, 4.88%, 06/10/2025 (a)		2,100,000	2,098,448
Macquarie Group Ltd, 6.21%, 11/22/2024 (a)		5,000,000	5,005,915
Mirae Asset Securities Co Ltd
2.63%, 07/30/2025		4,780,000	4,685,545
5.50%, 07/31/2027		2,275,000	2,308,619
Mitsubishi HC Capital UK PLC
0.00%, 10/29/2024	EUR	425,000	471,837
4.36% (3 mo. EURIBOR + 0.70%), 04/30/2026	EUR	1,400,000	1,559,150
Morgan Stanley
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026		600,000	599,270
6.14% to 10/16/2025 then SOFR + 1.77%, 10/16/2026		2,500,000	2,539,720
Nasdaq Inc, 5.35%, 06/28/2028		850,000	882,998
REC Ltd
2.25%, 09/01/2026		200,000	191,413
2.75%, 01/13/2027		2,840,000	2,727,611
Shriram Finance Ltd
4.15%, 07/18/2025		900,000	886,695
6.15%, 04/03/2028		5,375,000	5,377,091
SoftBank Group Corp
3.13%, 01/06/2025		750,000	744,000
4.00%, 07/06/2026		1,475,000	1,444,855
5.00%, 04/15/2028	EUR	3,000,000	3,387,085
Synchrony Financial, 4.88%, 06/13/2025		3,750,000	3,742,775
UBS Group AG, 2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (a)		4,250,000	4,172,847
			121,070,636
Diversified Media - 0.5%
Clear Channel Outdoor Holdings Inc, 9.00%, 09/15/2028 (a)		2,600,000	2,766,296
Prosus NV, 3.26%, 01/19/2027		3,600,000	3,472,956
			6,239,252
Energy - 1.3%
MPLX LP, 4.88%, 12/01/2024		2,308,000	2,305,528
ONEOK Inc
5.55%, 11/01/2026		775,000	792,728
4.40%, 10/15/2029		1,125,000	1,120,877
Plains All American Pipeline LP / PAA Finance Corp, 4.65%, 10/15/2025		2,176,000	2,173,261
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025		970,000	970,391
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 5.50%, 01/15/2028 (a)		5,875,000	5,693,387
Targa Resources Partners LP / Targa Resources Partners Finance Corp, 6.88%, 01/15/2029		1,000,000	1,025,967
USA Compression Partners LP / USA Compression Finance Corp, 6.88%, 09/01/2027		1,180,000	1,190,897
			15,273,036
Food & Drug Retail - 0.5%
Kroger Co, 4.65%, 09/15/2029		2,300,000	2,310,958
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/2025	EUR	400,000	439,203
Picard Groupe SAS, 6.38%, 07/01/2029	EUR	1,975,000	2,265,476
Roadster Finance DAC, 1.63%, 12/09/2024	EUR	800,000	886,759
			5,902,396
Food/Beverage/Tobacco - 2.6%
Bacardi Ltd / Bacardi-Martini BV, 5.25%, 01/15/2029 (a)		500,000	512,934
Bright Food Singapore Holdings Pte Ltd, 1.75%, 07/22/2025	EUR	4,150,000	4,547,769
Campbell Soup Co
3.95%, 03/15/2025		3,500,000	3,484,694
5.20%, 03/21/2029		2,825,000	2,925,317
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/2027 (a)		1,600,000	1,499,972
Conagra Brands Inc, 5.30%, 10/01/2026		2,000,000	2,038,735
Constellation Brands Inc, 4.35%, 05/09/2027		175,000	175,483
Keurig Dr Pepper Inc, 5.05%, 03/15/2029		4,450,000	4,591,587
Performance Food Group Inc, 6.13%, 09/15/2032 (a)		1,300,000	1,331,225
Sysco Corp, 3.30%, 07/15/2026		1,700,000	1,672,922
Tereos Finance Groupe I SA, 5.88%, 04/30/2030	EUR	625,000	701,260
Upfield BV, 6.88%, 07/02/2029	EUR	2,125,000	2,369,689
Viterra Finance BV, 0.38%, 09/24/2025	EUR	4,075,000	4,410,412
			30,261,999
Gaming - 0.9%
Cirsa Finance International SARL, 6.50%, 03/15/2029	EUR	1,050,000	1,225,561
Flutter Treasury Designated Activity Co
5.00%, 04/29/2029	EUR	825,000	948,792
6.38%, 04/29/2029 (a)		950,000	984,632
International Game Technology PLC, 3.50%, 06/15/2026	EUR	2,400,000	2,666,756
Sands China Ltd
5.13%, 08/08/2025		1,300,000	1,297,477
2.30%, 03/08/2027		800,000	749,468
5.40%, 08/08/2028		2,400,000	2,425,711
			10,298,397
Healthcare - 4.3%
Amgen Inc
1.90%, 02/21/2025		800,000	790,588
5.25%, 03/02/2025		500,000	500,771
5.51%, 03/02/2026		500,000	500,179
5.25%, 03/02/2030		2,800,000	2,918,878
Baxter International Inc, 1.32%, 11/29/2024		1,250,000	1,241,668
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/2028	EUR	2,000,000	2,186,052
CVS Health Corp, 5.00%, 01/30/2029		1,250,000	1,275,980
Ephios Subco 3 SARL, 7.88%, 01/31/2031	EUR	1,075,000	1,291,810
GE HealthCare Technologies Inc
5.55%, 11/15/2024		2,500,000	2,501,103
4.80%, 08/14/2029		2,075,000	2,113,478
GN Store Nord AS, 0.88%, 11/25/2024	EUR	2,070,000	2,289,500
Grifols SA, 1.63%, 02/15/2025	EUR	818,327	900,159
Gruenenthal GmbH, 3.63%, 11/15/2026	EUR	2,900,000	3,214,913
HCA Inc
5.38%, 02/01/2025		1,900,000	1,900,805
5.88%, 02/15/2026		2,980,000	3,011,833
5.63%, 09/01/2028		3,704,000	3,845,276
IQVIA Inc
5.70%, 05/15/2028		1,675,000	1,741,206
6.25%, 02/01/2029		5,000,000	5,321,190
Medline Borrower LP/Medline Co-Issuer Inc, 6.25%, 04/01/2029 (a)		1,425,000	1,470,348
Perrigo Finance Unlimited Co, 5.38%, 09/30/2032	EUR	675,000	765,691
Pfizer Investment Enterprises Pte Ltd, 4.45%, 05/19/2026		350,000	352,313
Quest Diagnostics Inc, 4.63%, 12/15/2029		1,130,000	1,143,333
Stryker Corp, 4.25%, 09/11/2029		575,000	576,078
UCB SA, 4.25%, 03/20/2030	EUR	1,400,000	1,594,490
UnitedHealth Group Inc, 4.80%, 01/15/2030		1,200,000	1,235,870
Werfen SA, 4.63%, 06/06/2028	EUR	3,500,000	4,064,843
			48,748,355
Homebuilders/Real Estate - 7.5%
AccorInvest Group SA, 6.38%, 10/15/2029	EUR	600,000	692,648
American Tower Corp
5.25%, 07/15/2028		2,200,000	2,265,654
5.20%, 02/15/2029		700,000	720,899
ARGAN SA, 1.01%, 11/17/2026	EUR	1,000,000	1,056,295
Aroundtown SA
0.63%, 07/09/2025	EUR	1,400,000	1,520,151
4.80%, 07/16/2029	EUR	1,500,000	1,692,500
Assemblin Caverion Group AB, 6.25%, 07/01/2030	EUR	575,000	657,731
Balder Finland Oyj, 1.00%, 01/18/2027	EUR	3,380,000	3,567,417
Blackstone Property Partners Europe Holdings SARL
1.00%, 10/20/2026	EUR	1,000,000	1,060,491
3.63%, 10/29/2029	EUR	2,000,000	2,201,008
CTP NV, 0.50%, 06/21/2025	EUR	2,700,000	2,940,020
Digital Dutch Finco BV, 0.63%, 07/15/2025	EUR	2,100,000	2,288,520
Fastighets AB Balder
1.88%, 03/14/2025	EUR	1,350,000	1,491,164
1.88%, 01/23/2026	EUR	1,100,000	1,199,746
GLP Capital LP / GLP Financing II Inc, 5.25%, 06/01/2025		5,500,000	5,499,781
Hammerson PLC
3.50%, 10/27/2025	GBP	1,434,000	1,884,259
6.00%, 02/23/2026	GBP	2,100,000	2,854,860
7.25%, 04/21/2028	GBP	1,900,000	2,714,889
Heimstaden Bostad AB, 1.13%, 01/21/2026	EUR	1,150,000	1,225,432
Heimstaden Bostad Treasury BV, 0.25%, 10/13/2024	EUR	2,800,000	3,112,575
HOWOGE Wohnungsbaugesellschaft mbH, 0.00%, 11/01/2024	EUR	4,500,000	4,994,031
Immobiliare Grande Distribuzione SIIQ SPA, 6.25%, 05/17/2027 (c)	EUR	780,651	900,590
Kojamo Oyj, 2.00%, 03/31/2026	EUR	3,056,000	3,337,232
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 5.25%, 10/01/2025 (a)		3,130,000	3,127,552
Logicor Financing SARL, 4.63%, 07/25/2028	EUR	1,700,000	1,951,233
MasTec Inc, 4.50%, 08/15/2028 (a)		1,180,000	1,159,398
NE Property BV
1.75%, 11/23/2024	EUR	2,700,000	2,992,911
1.88%, 10/09/2026	EUR	1,400,000	1,503,019
P3 Group SARL, 4.63%, 02/13/2030	EUR	1,425,000	1,643,150
Quanta Services Inc, 4.75%, 08/09/2027		650,000	656,522
TAG Immobilien AG, 4.25%, 03/04/2030	EUR	2,000,000	2,248,011
Toll Brothers Finance Corp, 4.88%, 03/15/2027		1,500,000	1,509,398
Trust Fibra Uno, 5.25%, 01/30/2026		4,550,000	4,548,032
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 10.50%, 02/15/2028 (a)		2,675,000	2,856,983
VICI Properties LP / VICI Note Co Inc
4.63%, 06/15/2025 (a)		2,000,000	1,990,265
4.50%, 09/01/2026 (a)		2,800,000	2,790,047
4.25%, 12/01/2026 (a)		3,210,000	3,181,473
Webuild SPA
3.88%, 07/28/2026	EUR	200,000	223,012
7.00%, 09/27/2028	EUR	1,300,000	1,577,560
Weyerhaeuser Co, 4.75%, 05/15/2026		2,325,000	2,340,606
			86,177,065
Hotels - 1.0%
Hyatt Hotels Corp
5.38%, 04/23/2025		2,550,000	2,554,187
5.75%, 01/30/2027		500,000	512,264
5.25%, 06/30/2029		2,500,000	2,559,772
Marriott International Inc
5.45%, 09/15/2026		900,000	921,319
4.90%, 04/15/2029		2,725,000	2,780,723
Whitbread Group PLC, 3.38%, 10/16/2025	GBP	2,000,000	2,620,826
			11,949,091
Insurance - 0.4%
Athora Holding Ltd, 6.63%, 06/16/2028	EUR	2,400,000	2,883,556
Galaxy Bidco Ltd, 6.50%, 07/31/2026	GBP	900,000	1,198,519
Rothesay Life PLC, 8.00%, 10/30/2025	GBP	450,000	615,524
			4,697,599
Leisure - 1.3%
Carnival Holdings Bermuda Ltd, 10.38%, 05/01/2028 (a)		4,500,000	4,864,752
CPUK Finance Ltd
3.59%, 08/28/2025	GBP	375,000	493,716
6.50%, 08/28/2026	GBP	510,000	679,613
Expedia Group Inc, 6.25%, 05/01/2025 (a)		2,350,000	2,356,128
Royal Caribbean Cruises Ltd, 5.63%, 09/30/2031 (a)		4,350,000	4,416,440
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033 (a)		1,672,000	1,714,852
			14,525,501
Metals/Mining - 0.3%
Novelis Corp, 3.25%, 11/15/2026 (a)		3,000,000	2,897,516
Paper - 0.7%
Suzano Austria GmbH, 6.00%, 01/15/2029		2,100,000	2,177,293
Suzano International Finance BV, 5.50%, 01/17/2027		4,500,000	4,584,744
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/2031	EUR	1,250,000	1,428,226
			8,190,263
Publishing/Printing - 0.2%
Informa PLC, 3.13%, 07/05/2026	GBP	1,600,000	2,071,871
Railroads - 0.4%
Canadian Pacific Railway Co, 1.35%, 12/02/2024		2,000,000	1,987,201
Getlink SE, 3.50%, 10/30/2025	EUR	2,725,000	3,033,440
			5,020,641
Restaurants - 0.1%
Bertrand Franchise Finance SAS, 7.49% (3 mo. EURIBOR + 3.75%), 07/18/2030	EUR	1,075,000	1,206,107
Services - 3.0%
Arena Luxembourg Finance SARL, 1.88%, 02/01/2028	EUR	2,000,000	2,097,276
Boels Topholding BV, 5.75%, 05/15/2030	EUR	1,950,000	2,241,626
Kapla Holding SAS, 6.98% (3 mo. EURIBOR + 3.50%), 07/31/2030	EUR	1,975,000	2,210,918
Leasys SPA
4.38%, 12/07/2024	EUR	5,925,000	6,599,297
4.63%, 02/16/2027	EUR	3,330,000	3,829,936
3.88%, 10/12/2027	EUR	2,200,000	2,495,926
Loxam SAS
4.50%, 02/15/2027	EUR	425,000	476,999
6.38%, 05/31/2029	EUR	1,050,000	1,223,310
Pachelbel Bidco SPA, 7.13%, 05/17/2031	EUR	1,500,000	1,783,935
PeopleCert Wisdom Issuer PLC, 5.75%, 09/15/2026	EUR	1,500,000	1,677,213
Prime Security Services Borrower LLC / Prime Finance Inc, 6.25%, 01/15/2028 (a)		1,125,000	1,126,244
Q-Park Holding I BV, 5.13%, 03/01/2029	EUR	1,000,000	1,147,142
RAC Bond Co PLC, 4.87%, 05/06/2026	GBP	3,300,000	4,380,843
Uber Technologies Inc, 4.30%, 01/15/2030		1,100,000	1,098,252
WESCO Distribution Inc, 6.38%, 03/15/2029 (a)		2,250,000	2,327,789
			34,716,706
Steel - 0.6%
ABJA Investment Co Pte Ltd, 5.45%, 01/24/2028		3,500,000	3,580,020
ArcelorMittal SA, 4.88%, 09/26/2026	EUR	2,550,000	2,936,928
			6,516,948
Super Retail - 2.0%
AA Bond Co Ltd, 8.45%, 01/31/2028	GBP	4,000,000	5,685,907
Alibaba Group Holding Ltd, 3.60%, 11/28/2024		3,000,000	2,992,133
B&M European Value Retail SA, 8.13%, 11/15/2030	GBP	850,000	1,221,296
Dufry One BV, 2.00%, 02/15/2027	EUR	3,000,000	3,225,538
John Lewis PLC, 6.13%, 01/21/2025	GBP	2,850,000	3,813,986
Meituan, 4.50%, 04/02/2028		3,400,000	3,373,185
Tapestry Inc
5.35%, 11/27/2025	EUR	1,700,000	1,931,935
7.05%, 11/27/2025		1,000,000	1,020,149
			23,264,129
Supranational - 0.2%
Africa Finance Corp, 4.38%, 04/17/2026		2,200,000	2,176,229
Technology - 5.6%
Almaviva-The Italian Innovation Co SPA, 4.88%, 10/30/2026	EUR	2,400,000	2,694,387
ams-OSRAM AG, 10.50%, 03/30/2029	EUR	2,575,000	2,969,928
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.88%, 01/15/2027		500,000	496,579
Broadcom Inc
3.15%, 11/15/2025		800,000	788,896
4.75%, 04/15/2029		2,000,000	2,031,257
5.05%, 07/12/2029		600,000	618,047
Cadence Design Systems Inc, 4.30%, 09/10/2029		325,000	325,965
Cellnex Finance Co SA, 2.25%, 04/12/2026	EUR	3,800,000	4,190,053
Cloud Software Group Inc, 6.50%, 03/31/2029 (a)		5,250,000	5,219,761
Fortress Intermediate 3 Inc, 7.50%, 06/01/2031 (a)		525,000	554,563
Gen Digital Inc, 5.00%, 04/15/2025 (a)		1,625,000	1,617,173
Hewlett Packard Enterprise Co
5.90%, 10/01/2024		5,440,000	5,440,000
4.45%, 09/25/2026		2,675,000	2,681,575
4.55%, 10/15/2029		1,075,000	1,071,183
HP Inc, 4.00%, 04/15/2029		5,000,000	4,917,691
Intel Corp
2.60%, 05/19/2026		1,000,000	970,723
3.15%, 05/11/2027		540,000	521,928
3.75%, 08/05/2027		500,000	490,025
IPD 3 BV, 8.00%, 06/15/2028	EUR	1,100,000	1,298,919
LG Energy Solution Ltd, 5.75%, 09/25/2028		1,830,000	1,894,119
Oracle Corp
2.95%, 05/15/2025		2,000,000	1,978,331
6.15%, 11/09/2029		1,600,000	1,730,428
2.95%, 04/01/2030		1,200,000	1,115,452
Qorvo Inc, 1.75%, 12/15/2024		1,450,000	1,438,816
Rocket Software Inc, 9.00%, 11/28/2028 (a)		525,000	548,494
Roper Technologies Inc, 4.50%, 10/15/2029		1,140,000	1,146,841
SK Battery America Inc, 4.88%, 01/23/2027		2,000,000	2,025,384
SK Hynix Inc
6.25%, 01/17/2026		2,000,000	2,041,158
6.38%, 01/17/2028		2,000,000	2,101,955
Teleperformance SE, 5.25%, 11/22/2028	EUR	1,600,000	1,869,352
Ubisoft Entertainment SA, 0.88%, 11/24/2027	EUR	2,800,000	2,529,693
VMware Inc
4.50%, 05/15/2025		1,800,000	1,796,385
3.90%, 08/21/2027		2,500,000	2,473,938
			63,588,999
Telecommunications - 3.9%
AT&T Inc, 5.54%, 02/20/2026		1,780,000	1,778,222
Bharti Airtel Ltd, 4.38%, 06/10/2025		4,100,000	4,087,293
eircom Finance DAC, 2.63%, 02/15/2027	EUR	1,600,000	1,735,546
Eutelsat SA, 9.75%, 04/13/2029	EUR	1,100,000	1,264,657
iliad SA
2.38%, 06/17/2026	EUR	1,000,000	1,091,951
5.38%, 06/14/2027	EUR	2,200,000	2,547,332
5.38%, 02/15/2029	EUR	1,200,000	1,399,132
5.38%, 05/02/2031	EUR	1,900,000	2,216,767
Matterhorn Telecom SA, 3.13%, 09/15/2026	EUR	1,600,000	1,763,304
PLT VII Finance SARL, 6.98% (3 mo. EURIBOR + 3.50%), 06/15/2031	EUR	1,350,000	1,509,555
PPF Telecom Group BV, 2.13%, 01/31/2025	EUR	5,100,000	5,642,189
RCS & RDS SA, 3.25%, 02/05/2028	EUR	2,400,000	2,572,069
Rogers Communications Inc
2.95%, 03/15/2025		844,000	836,252
5.00%, 02/15/2029		2,000,000	2,040,713
SES SA, 3.50%, 01/14/2029	EUR	2,000,000	2,198,342
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 4.74%, 03/20/2025 (a)		71,875	71,700
TDC Net AS
5.06%, 05/31/2028	EUR	1,500,000	1,743,094
5.19%, 08/02/2029	EUR	975,000	1,144,400
T-Mobile USA Inc
3.50%, 04/15/2025		3,000,000	2,978,704
4.75%, 02/01/2028		2,000,000	2,004,092
4.85%, 01/15/2029		1,500,000	1,531,225
United Group BV
3.13%, 02/15/2026	EUR	1,400,000	1,542,053
6.75%, 02/15/2031	EUR	675,000	782,372
			44,480,964
Transportation Excluding Air/Rail - 1.3%
DP World Ltd, 2.38%, 09/25/2026	EUR	5,200,000	5,688,649
GXO Logistics Inc, 1.65%, 07/15/2026		1,675,000	1,593,086
Pelabuhan Indonesia Persero PT
4.88%, 10/01/2024		5,100,000	5,100,000
4.25%, 05/05/2025		200,000	199,209
Penske Truck Leasing Co Lp / PTL Finance Corp, 5.55%, 05/01/2028 (a)		775,000	801,529
Q-Park Holding I BV, 2.00%, 03/01/2027	EUR	1,800,000	1,937,171
			15,319,644
Utilities - 0.9%
EEW Energy from Waste GmbH, 0.36%, 06/30/2026	EUR	1,100,000	1,164,801
ENN Clean Energy International Investment Ltd, 3.38%, 05/12/2026		3,000,000	2,913,522
Essential Utilities Inc, 4.80%, 08/15/2027		950,000	962,708
National Central Cooling Co PJSC, 2.50%, 10/21/2027		2,230,000	2,092,895
Vena Energy Capital Pte Ltd, 3.13%, 02/26/2025		3,300,000	3,274,126
			10,408,052
TOTAL CORPORATE BONDS (Cost $993,239,380)			1,029,607,572

CONVERTIBLE BONDS - 4.1%		Par	Value
Banking - 3.7%
ABN AMRO Bank NV, 4.75%, 07/28/2025		500,000	498,113
AIB Group PLC, 4.63% to 05/20/2030 then 5 yr. Swap Rate EUR + 1.90%, 05/20/2035	EUR	7,000,000	7,985,264
Australia & New Zealand Banking Group Ltd, 1.13% to 11/21/2024 then 5 yr. Swap Rate EUR + 1.40%, 11/21/2029	EUR	800,000	887,182
Banco Bilbao Vizcaya Argentaria SA
5.75% to 09/15/2028 then 5 yr. Swap Rate EUR + 2.80%, 09/15/2033	EUR	3,000,000	3,577,166
8.25% to 11/30/2028 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.60%, 11/30/2033	GBP	2,000,000	2,906,534
4.88% to 02/08/2031 then 5 yr. Swap Rate EUR + 2.40%, 02/08/2036	EUR	1,100,000	1,274,401
Banco Santander SA, 5.00% to 04/22/2029 then 5 yr. Swap Rate EUR + 2.50%, 04/22/2034	EUR	2,800,000	3,248,930
Bank of Ireland Group PLC, 4.75% to 08/10/2029 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034	EUR	2,225,000	2,548,242
Credit Agricole SA, 1.87% to 12/09/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.50%, 12/09/2031	GBP	1,500,000	1,862,203
de Volksbank NV, 1.75% to 10/22/2025 then 5 yr. Swap Rate EUR + 2.10%, 10/22/2030	EUR	5,600,000	6,117,175
Deutsche Bank AG, 4.00% to 06/24/2025 then Sterling Overnight Index Average + 1.94%, 06/24/2026	GBP	1,000,000	1,323,830
ING Groep NV, 2.13% to 05/26/2026 then 5 yr. Swap Rate EUR + 2.40%, 05/26/2031	EUR	700,000	763,016
Landsbankinn HF, 5.00%, 05/13/2028	EUR	5,025,000	5,864,185
National Australia Bank Ltd, 1.70% to 09/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.40%, 09/15/2031	GBP	500,000	624,181
Piraeus Bank SA, 4.63% to 07/17/2028 then EURIBOR ICE Swap Rate + 1.72%, 07/17/2029	EUR	750,000	857,034
Swedbank AB, 7.27% to 11/15/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.80%, 11/15/2032	GBP	1,800,000	2,524,874
			42,862,330
Healthcare - 0.4%
Organon & Co / Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/2028	EUR	4,000,000	4,279,178
TOTAL CONVERTIBLE BONDS (Cost $44,811,503)			47,141,508

BANK LOANS - 4.1%		Par	Value
Capital Goods - 0.1%
Emrld Borrower LP, Senior Secured First Lien, 7.56% (3 mo. SOFR US + 2.50%), 08/04/2031		890,000	889,284
Consumer-Products - 0.0%(d)
Leslie's Poolmart Inc First Lien, 8.11% (1 mo. Term SOFR + 2.75%), 03/09/2028		7,712	7,492
Diversified Financial Services - 0.8%
Citadel Securities LP, Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 07/29/2030		2,481,250	2,482,516
Jane Street Group LLC, Senior Secured First Lien
7.69% (1 mo. SOFR US + 2.50%), 01/26/2028		271,520	271,581
7.98% (1 mo. SOFR US + 2.50%), 01/26/2028		3,217,636	3,218,360
NAB Holdings LLC First Lien, 8.10% (3 mo. Term SOFR + 2.75%), 11/24/2028		3,000,000	2,994,780
			8,967,237
Diversified Media - 0.2%
Advantage Sales & Marketing Inc, Senior Secured First Lien, 10.09% (3 mo. SOFR US + 4.25%), 10/28/2027		2,279,990	2,219,080
Healthcare - 0.3%
Financiere Mendel SASU, Senior Secured First Lien, 6.85% (3 mo. EURIBOR + 3.50%), 11/13/2030	EUR	1,000,000	1,118,028
Phoenix Guarantor Inc, Senior Secured First Lien, 8.10% (1 mo. SOFR US + 3.25%), 02/21/2031		2,487,500	2,483,607
			3,601,635
Railroads - 0.3%
Genesee & Wyoming Inc, Senior Secured First Lien, 6.60% (3 mo. SOFR US + 2.00%), 04/10/2031		3,500,000	3,495,117
Restaurants - 0.2%
1011778 BC ULC First Lien, 7.00% (1 mo. Term SOFR + 1.75%), 09/23/2030		2,000,000	1,983,220
Services - 0.4%
Camelot US Acquisition LLC, Senior Secured First Lien
7.60% (1 mo. SOFR US + 2.75%), 01/31/2031		1,985,372	1,984,876
7.60% (1 mo. SOFR US + 2.75%), 01/31/2031		462,791	462,675
7.60% (1 mo. SOFR US + 2.75%), 01/31/2031		39,337	39,327
Circet Europe SASU, Senior Secured First Lien, 6.60% (3 mo. EURIBOR + 3.25%), 10/16/2028	EUR	1,000,000	1,098,063
PG Polaris BidCo SARL, Senior Secured First Lien, 8.10% (3 mo. SOFR US + 3.50%), 03/24/2031		638,400	640,395
			4,225,336
Super Retail - 0.2%
Peer Holding III BV, Senior Secured First Lien
7.10% (2 mo. EURIBOR + 3.75%), 09/26/2028	EUR	1,000,000	1,118,773
3.05% (3 mo. SOFR US + 3.00%), 06/26/2031		880,000	883,850
			2,002,623
Technology - 0.4%
AppLovin Corp, Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.50%), 08/18/2030		1,621,850	1,622,612
Coherent Corp, Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.50%), 07/02/2029		1,122,560	1,124,312
Gen Digital Inc, Senior Secured First Lien, 6.60% (1 mo. SOFR US + 1.75%), 09/12/2029		2,450,437	2,445,267
			5,192,191
Telecommunications - 0.5%
Iridium Satellite LLC, Senior Secured First Lien, 7.10% (1 mo. SOFR US + 2.25%), 09/20/2030		2,481,250	2,441,699
Lorca Finco PLC, 7.40% (6 mo. EURIBOR + 3.50%), 04/18/2031	EUR	1,000,000	1,115,924
Odido Holding BV, Senior Secured First Lien, 7.25% (3 mo. EURIBOR + 3.90%), 03/29/2029	EUR	1,000,000	1,118,940
Ziggo BV, Senior Secured First Lien, 6.44% (1 mo. EURIBOR + 3.00%), 01/31/2029	EUR	1,000,000	1,095,514
			5,772,077
Transportation Excluding Air/Rail - 0.1%
First Student Bidco Inc, Senior Secured First Lien
8.13% (3 mo. SOFR US + 3.00%), 07/21/2028		1,189,494	1,192,384
8.13% (3 mo. SOFR US + 3.00%), 07/21/2028		350,642	351,494
			1,543,878
Utilities - 0.6%
Calpine Construction Finance Co LP, Senior Secured First Lien, 6.85% (1 mo. SOFR US + 2.00%), 07/31/2030		3,500,000	3,481,047
Constellation Renewables LLC, Senior Secured First Lien, 7.57% (3 mo. SOFR US + 2.25%), 12/15/2027		989,946	992,544
Edgewater Generation LLC, Senior Secured First Lien, 9.10% (1 mo. SOFR US + 4.25%), 08/01/2030		1,464,674	1,479,321
Vistra Zero Operating Co LLC, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.75%), 04/30/2031		805,950	809,275
			6,762,187
TOTAL BANK LOANS (Cost $46,586,595)			46,661,357
COLLATERALIZED LOAN OBLIGATIONS - 0.3%		Par	Value
Invesco Euro CLO, Series 8X, Class A, 0.00% (3 mo. EURIBOR + 1.29%), 10/25/2037	EUR	1,750,000	1,948,990
Jubilee CLO, Series 2024-29X, Class A, 0.00% (3 mo. EURIBOR + 1.30%), 01/15/2039	EUR	2,000,000	2,227,417
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,186,046)			4,176,407

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%		Shares
First American Treasury Obligations Fund - Class X, 4.79% (e)		17,850,713	17,850,713
TOTAL SHORT-TERM INVESTMENTS (Cost $17,850,713)			17,850,713
TOTAL INVESTMENTS - 99.9% (Cost $1,106,674,237)			1,145,437,557
Other Assets in Excess of Liabilities - 0.1%			853,984
			$1,146,291,541
Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

AG - Aktiengesellschaft
AB - Aktiebolag
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PIK - Payment in Kind
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate
EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $163,390,319 or 14.3% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Muzinich Low Duration Fund
Schedule of Forward Currency Contracts
September 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	12/12/2024	EUR	3,000,000	USD	3,365,382	$(15,871)
U.S. Bancorp Investments, Inc.	10/17/2024	USD	232,324,228	EUR	212,000,000	(3,840,965)
U.S. Bancorp Investments, Inc.	12/12/2024	USD	224,650,462	EUR	202,000,000	(883,311)
U.S. Bancorp Investments, Inc.	10/17/2024	USD	72,674,756	GBP	56,000,000	(2,193,838)
Total Unrealized Appreciation (Depreciation)						$(6,933,985)
EUR - Euro
USD - United States Dollar

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Muzinich Low Duration Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$1,029,607,572	$–	$1,029,607,572
Convertible Bonds	–	47,141,508	–	47,141,508
Bank Loans	–	46,661,357	–	46,661,357
Collateralized Loan Obligations	–	4,176,407	–	4,176,407
Money Market Funds	17,850,713	–	–	17,850,713
Total Investments	$17,850,713	$1,127,586,844	–	$1,145,437,557
Liabilities:
Other Financial Instruments*:
Forwards	–	(6,933,985)	–	(6,933,985)
Total Other Financial Instruments	$–	$(6,933,985)	$–	$(6,933,985)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.